Note 8 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective United States Tax on U.S. Source Shipping	2.00%
Effective Tax on U.S. Source Shipping, Amount	$ 12,311	$ 15,135	$ 21,275